CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,247	$ 1,179
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,466,307	35,442,056
Ordinary shares, shares outstanding	34,363,211	34,338,960
Treasury shares	1,103,096	1,103,096